Subsequent Events (Investments and Securities Purchase Agreements with Fairhills Capital) (Details) (USD $)	0 Months Ended
Aug. 01, 2012
Investment Agreement [Member]
Subsequent Event [Line Items]
Maximum number of shares that can be put to the investment company, expressed as a percent of average trading volume	200.00%
Number of trading days used to determine the average daily trading volume	10 days
Discount rate used to determine the purchase price of the shares	20.00%
Number of minimum bid prices used to determine the purchase price of common shares associated with the put notice	3
Open period duration	36 months
Maximum value of stock that may be sold to the investment company, pursuant to the agreement	$ 2,000,000
Maximum percent of beneficial ownership after conversion, by holder	4.99%
Securities Purchase Agreement [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Total number of shares to be sold, per the agreement	625,000
Value of shares to be sold	75,000
Shares to be sold, price per share	$ 0.12
Number of shares to be sold, per closing	312,500
Securities Purchase Agreement [Member] | Additional Shares [Member]
Subsequent Event [Line Items]
Discount rate used to determine the purchase price of the shares	20.00%
Value of shares to be sold	$ 75,000